Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2065 Portfolio

September 30, 2019

VIPF2065-QTLY-1119
1.9893092.100

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,788	$94,457
VIP Equity-Income Portfolio Initial Class (a)	4,392	98,958
VIP Growth & Income Portfolio Initial Class (a)	5,568	112,971
VIP Growth Portfolio Initial Class (a)	1,359	96,617
VIP Mid Cap Portfolio Initial Class (a)	892	27,513
VIP Value Portfolio Initial Class (a)	4,959	72,647
VIP Value Strategies Portfolio Initial Class (a)	2,896	35,566
TOTAL DOMESTIC EQUITY FUNDS
(Cost $526,831)		538,729

International Equity Funds - 37.6%
VIP Emerging Markets Portfolio Initial Class (a)	11,059	128,617
VIP Overseas Portfolio Initial Class (a)	11,943	257,613
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $380,353)		386,230

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	2,012	20,498
Fidelity Long-Term Treasury Bond Index Fund (a)	1,764	26,235
VIP High Income Portfolio Initial Class (a)	3,706	20,492
VIP Investment Grade Bond Portfolio Initial Class (a)	1,876	25,140
TOTAL BOND FUNDS
(Cost $87,988)		92,365

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $10,262)	10,262	10,262
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,005,434)		1,027,586
NET OTHER ASSETS (LIABILITIES) - 0.0%		(83)
NET ASSETS - 100%		$1,027,503

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$--	$20,766	$595	$24	$10	$317	$20,498
Fidelity Long-Term Treasury Bond Index Fund	--	47,598	28,629	533	3,918	3,348	26,235
VIP Contrafund Portfolio Initial Class	--	106,129	14,161	--	411	2,078	94,457
VIP Emerging Markets Portfolio Initial Class	--	129,728	52	--	(1)	(1,058)	128,617
VIP Equity-Income Portfolio Initial Class	--	110,558	16,353	--	317	4,436	98,958
VIP Government Money Market Portfolio Initial Class 1.8%	--	10,653	391	83	--	--	10,262
VIP Growth & Income Portfolio Initial Class	--	126,224	16,444	--	296	2,895	112,971
VIP Growth Portfolio Initial Class	--	108,382	12,949	--	237	947	96,617
VIP High Income Portfolio Initial Class	--	20,578	671	--	(4)	589	20,492
VIP Investment Grade Bond Portfolio Initial Class	--	25,309	297	--	4	124	25,140
VIP Mid Cap Portfolio Initial Class	--	30,610	2,425	--	(48)	(624)	27,513
VIP Overseas Portfolio Initial Class	--	251,599	902	--	(18)	6,934	257,613
VIP Value Portfolio Initial Class	--	81,112	10,136	--	84	1,587	72,647
VIP Value Strategies Portfolio Initial Class	--	39,610	4,667	--	44	579	35,566
Total	$--	$1,108,856	$108,672	$640	$5,250	$22,152	$1,027,586

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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